Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

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          October 26, 2012

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:  North Atlantic Drilling Ltd.

Ladies and Gentlemen:

On behalf of North Atlantic Drilling Ltd., a Bermuda corporation (the "Company"), we submit herewith the Company's draft Registration Statement on Form F-1 (the "Draft F-1 Registration Statement"). This letter and the Draft F-1 Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. The Company's total operating revenues for the year ended December 31, 2011 amounted to $938.0 million as disclosed on page F-25 of the Draft F-1 Registration Statement. Accordingly, the Company qualifies as an "emerging growth company" as defined under the JOBS Act.

The Company's Initial Public Offering for Cash

The Draft F-1 Registration Statement relates to the initial public offering ("IPO") of the Company's common shares in the United States. As discussed below, the Company was formed on February 11, 2011, as a subsidiary of Seadrill Ltd. (NYSE:SDRL) ("Seadrill") as a new offshore drilling company focused on harsh environment operations. The Company has approximately 1,370 employees and its fleet consists of nine harsh environment offshore drilling rigs consisting of four semi-submersibles, one ultra-deepwater drillship, two jack-up rigs, and contracts for the construction of two additional drilling rigs, which are expected to be delivered in fourth quarter of 2013 and the first quarter of 2015, respectively.

By way of background, the Company acquired from Seadrill six harsh environment drilling rigs, including all relevant contracts, spares, stores and offshore personnel related to the rigs, which is referred to as the "North Atlantic Restructuring."  The North Atlantic Restructuring closed on March 31, 2011 and the Company's business is a direct continuation of the North Atlantic business of Seadrill.  The subsidiaries of Seadrill that had interests in the six drilling rigs are referred to as the Company's "Predecessor" for accounting purposes. The Company did not engage in any business or other activities prior to the North Atlantic Restructuring except in connection with its formation. Accordingly, prior to April 1, 2011, the results of operations, cash flows, and balance sheet have been carved out of the consolidated financial statements of Seadrill and are presented on a combined carve-out basis in the combined and consolidated financial statements included in the Draft F-1 Registration Statement.

The Company's Concurrent Exchange Offer

The Company previously completed offerings in Norway, exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "Securities Act"), in February 2011 of 50,000,0001 common shares (the "2011 Private Placement") and in March 2012 of 30,000,000 common shares, of which 15,000,000 common shares were acquired by Seadrill (the "2012 Private Placement," and, together with the 2011 Private Placement, the "Private Placements"). As of the date hereof, Seadrill owns approximately 73% of the Company's oustanding common shares.

Included as Exhibit 99.1 to the Draft F-1 Registration Statement is a "wrapper" relating to a concurrent exchange offer by the Company, to be registered on Form F-4 (the "Draft F-4 Registration Statement"), of common shares registered under the Securities Act for the unregistered common shares that were acquired by investors in the Private Placements. This exchange offer will be made based on the Exxon-Capital Holdings Corporation (available May 13, 1988) no-action letter and related letters including Corimon C.A. S.A.C.A (available March 22, 1993) (involving American Depositary Shares ("ADSs")) and Vitro, Sociedad Anonima (available November 19, 1991) (involving ADSs).

We discussed on a "no names" basis with the Staff in Office No. 4, Natural Resources, the conduct of the IPO concurrently with the exchange offer.  At the Staff's suggestion, we prepared the separate disclosure relating to the exchange offer in the format of a wrapper attached as Exhibit 99.1 as a means of facilitating the Staff's simultaneous review of the Draft F-1 Registration Statement and the Draft F-4 Registration Statement.

The Company intends to file publicly via EDGAR its Registation Statement on Form F-1 and its Registration Statement on Form F-4, comprised of its IPO prospectus and wrapper containing the required disclosure concerning the exchange offer, at least 21 days prior to the earlier of (i) commencement of the road show for the IPO; or (ii) the anticipated date of effectivess of the registration statement on Form F-4. It is intended that concurrently with its IPO, the Company will commence the offer to exchange the unregistred common shares previously issued in the Private Placements, other than common shares owned by Seadrill or other affiliates of the Company, for fungible common shares that have been registered under the Securities Act. The Company would then hold the exchange offer open for twenty full business days in accordance with Exchange Act Rule 14e-1(a), and complete the exchange offer shortly after the completion of the IPO.

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1223, Christine Westbrook at (212) 574-1371 or Keith Billotti at (212) 574-1274.

Very truly yours, SEWARD & KISSEL LLP By: /s/ Gary J. Wolfe, Esq. Gary J. Wolfe, Esq.

1 Share figures are adjusted to reflect the consolidation of the Company's common shares through a one-for-five reverse stock split, which was approved by the Company's shareholders and is expected to take effect prior to the effectiveness of the registration statement on Form F-1.